Leases - Schedule of Balance Sheet Information Related to Operating Lease (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 71,482	$ 86,441
Operating lease liabilities – current	13,145	47,895
Operating lease liabilities – non-current	57,841
Total operating lease liabilities	$ 70,986	$ 47,895